Risk management - Schedule of balance sheet items subject to trading market risk (Details) - EUR (€) € in Millions	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	€ 152,281	€ 96,923	€ 192,208	€ 220,342
Financial assets held for trading	252,318		230,253	176,921
Non-trading financial assets mandatorily at fair value through profit or loss	7,761		6,130	5,910
Financial assets designated at fair value through profit or loss	8,046		7,915	9,773
Financial assets at fair value through other comprehensive income	74,612		89,898	83,308
Financial assets at amortised cost	1,202,689		1,203,707	1,191,403
Hedging derivatives (assets)	3,931		5,672	5,297
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	50		(704)	(788)
Other assets	8,719		8,559	8,856
TOTAL ASSETS	1,867,515		1,837,081	1,797,062
Financial liabilities held for trading	171,546		152,151	122,270
Financial liabilities designated at fair value through profit or loss	42,148		36,360	40,367
Financial liabilities at amortized cost	1,421,184		1,484,322	1,468,703
Hedging derivatives (liabilities)	4,248		4,752	7,656
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	49		(9)	55
Other liabilities	15,937		16,344	17,598
TOTAL LIABILITIES	1,754,767		1,729,754	1,692,821
TOTAL EQUITY	112,748		€ 107,327	€ 104,241	€ 97,585
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	152,281
Financial assets held for trading	252,318
Non-trading financial assets mandatorily at fair value through profit or loss	7,761
Financial assets designated at fair value through profit or loss	8,046
Financial assets at fair value through other comprehensive income	74,612
Financial assets at amortised cost	1,202,689
Hedging derivatives (assets)	3,931
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	50
Other assets	165,827
TOTAL ASSETS	1,867,515
Financial liabilities held for trading	171,546
Financial liabilities designated at fair value through profit or loss	42,148
Financial liabilities at amortized cost	1,421,184
Hedging derivatives (liabilities)	4,248
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	49
Other liabilities	115,592
TOTAL LIABILITIES	1,754,767
TOTAL EQUITY	112,748
VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets held for trading	252,318
Non-trading financial assets mandatorily at fair value through profit or loss	5,815
Financial assets at fair value through other comprehensive income	2,281
Financial liabilities held for trading	171,546
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash, cash balances at central banks and other deposits on demand	152,281
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	50
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	49
Interest rate, spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	1,946
Financial assets designated at fair value through profit or loss	8,046
Financial assets at fair value through other comprehensive income	72,331
Financial assets at amortised cost	1,202,689
Financial liabilities designated at fair value through profit or loss	42,148
Financial liabilities at amortized cost	1,421,184
Interest rate, exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging derivatives (assets)	3,931
Hedging derivatives (liabilities)	€ 4,248